Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in goodwill

$
Balance – December 31, 2019	—
Additions	5,563
Effects of foreign exchange	37
Balance – December 31, 2020	5,600